Concentrations (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Concentrations (Details) [Line Items]
Percentage of revenue		10.00%	10.00%
Accounts Receivable Outstanding Description		One supplier, whose outstanding payable accounted for 10% or more of the Company’s total outstanding accounts payable, and accounts payable — related party (which is included in due to affiliates on the accompanying consolidated balance sheets) at September 30, 2021, accounted for 98.8% of the Company’s total outstanding accounts payable, and accounts payable — related party at September 30, 2021.
Accounts Payable Outstanding Description		One supplier, whose outstanding payable accounted for 10% or more of the Company’s total outstanding accounts payable — related party (which is included in due to affiliates on the accompanying consolidated balance sheets) at September 30, 2020, accounted for 100.0% of the Company’s total outstanding accounts payable — related party at September 30, 2020.
Maximum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding receivable		10.00%	100.00%
Minimum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding receivable		97.80%	10.00%
Supplier [Member]
Concentrations (Details) [Line Items]
Percentage of revenue	10.00%
Percentage of outstanding receivable		10.00%	10.00%
Supplier [Member] | Maximum [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	96.20%	98.80%
Supplier [Member] | Minimum [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%
Customer [Member] | Maximum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding receivable	96.40%	97.80%
Customer [Member] | Minimum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding receivable	10.00%	10.00%
Customer [Member]
Concentrations (Details) [Line Items]
Percentage of revenue	10.00%